Long-Term Debt and Other Financial Liabilities	6 Months Ended
Jun. 30, 2020
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
8.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2020	December 31, 2019
Long-term debt and other financial liabilities	177,618	185,509
Less: Deferred financing costs	(2,061)	(2,443)
Total - current portion	175,557	183,066

Long-term debt

Details of the Company’s secured credit and other financial liabilities are discussed in Note 8 of the consolidated financial statements for the year ended December 31, 2019, included in the Company’s 2019 annual report on Form 20-F filed with the SEC on March 5, 2020, and are supplemented by the below new activities within the period.

On March 31, 2020, the Company entered into the fourth supplemental agreement with Alpha Bank A.E. regarding the Squire Alpha Bank Loan Facility. Pursuant to the terms of the supplemental agreement (i) the maturity date was extended from November 10, 2021 to December 31, 2022, (ii) the repayment of the facility will be made by two prepayments of $500 each on August 26, 2020 and October 1, 2020 as well as 11 consecutive quarterly repayments of $919 each followed by a balloon installment of $14,975 to be made on the maturity date, (iii) the ratio of the market value of the Squireship plus any additional security to the total facility outstanding shall not be less than 100% for 2020, not less than 110% starting for 2021 and not less than 115% until maturity, (iv) the financial covenants at the corporate guarantor level will not be applicable any longer save for the minimum liquidity covenant at guarantor level and (v) that a 30-days moving average balance of $500 is maintained in the earnings account of the Squireship. The interest rate of the facility will remain the same and will be equal to Libor plus a margin of 3.50%. An amendment fee of $75 was paid in respect of the fourth supplemental agreement. The fourth supplemental agreement was assessed based on provisions of ASC 470-50 and was treated as debt modification.

On March 17, 2020, the Company entered into the fifth supplemental agreement with Alpha Bank A.E. regarding the Leader Alpha Bank Loan Facility. Pursuant to the terms of the supplemental agreement (i) the maturity date was extended from March 18, 2020 to December 31, 2022, (ii) the repayment of the facility will be made by 11 consecutive quarterly repayments of $250 each followed by a balloon installment of $2,303 to be made on the maturity date, (iii) the financial covenants at the corporate guarantor level will not be applicable any longer save for the minimum liquidity covenant at guarantor level and (iv) that a 30-days moving average balance of $500 is maintained in the Earnings Account of the Leadership. The interest rate of the facility will remain the same and will be equal to Libor plus a margin of 3.75%. An amendment fee of $50 was paid in respect of the fifth supplemental agreement. The fifth supplemental agreement was assessed based on provisions of ASC 470-50 and was treated as debt modification.

On June 26, 2020, the Company entered into a settlement agreement with HCOB related to the term loan facility secured by the Geniuship and the Gloriuship with maturity on June 30, 2020. Pursuant to the terms of the settlement agreement, the Company, in order to fully settle its obligations under the loan agreement was required to pay a total amount of $23,500 out of the then outstanding amount of the loan agreement of $29,056 until July 31, 2020. On July 15, 2020, the Company entered into a $22,500 loan agreement with certain nominees of EnTrust Global, an existing third-party lender of the Company. The loan was fully drawn on July 16, 2020 (Note 15) while on July 17, 2020 the Company fully settled the loan agreement with HCOB through a $23,500 payment, using the proceeds under the  EnTrust Global agreement and $1,000 of own funds. Following such payment, all securities placed in favour of HCOB were released (Note 15).

On June 26, 2020, the Company entered into a term-sheet with EnTrust Global, an existing third party lender of the Company, the proceeds of which were used for the settlement of the term loan facility provided by HCOB. The Company entered into this new $22,500 facility agreement on July 15, 2020 and the facility was fully drawn on July 16, 2020 (Note 15).

Each of the facilities mentioned above are secured by a first priority mortgage over the respective vessel; the Squire Alpha Bank Loan Facility is additionally secured by a second priority mortgage over the Leadership, the new EnTrust Loan Facility is additionally secured by a second priority mortgage over the Lordship and the EnTrust Loan Facility entered into in June 2018 is additionally secured by second priority mortgages over the Geniuship and the Gloriuship.

All of the Company’s secured facilities (i.e., long-term debt and other financial liabilities) bear either floating interest at LIBOR plus a margin or fixed interest.

Certain of the Company’s long-term debt and other financial liabilities contain financial covenants and undertakings requiring the Company to maintain various financial ratios, including:

•	a minimum earnings before interest, taxes, depreciation and amortization (“EBITDA”) to interest coverage ratio;
•	a minimum borrower’s liquidity;
•	a minimum guarantor’s liquidity;
•	a security coverage requirement; and
•	a leverage ratio.

As of June 30, 2020, the Company was in compliance with all original covenants relating to its loan facilities as at that date, except for (i)  the asset cover ratio or (ii) the interest coverage ratio of the loans held with UniCredit Bank AG, or UniCredit, and Amsterdam Trade Bank N.V., or ATB, Loan Facility. With respect to the breaches under the UniCredit loan agreement, the lender  has confirmed that no remedies will be sought pursuant to the ongoing negotiations for a comprehensive restructuring, which will also address the upcoming maturity and the deferral of two installments, of $1,552 payments which were due within the first half of 2020 (Note 8). Furthermore, the Company is engaged in progressed discussions with ATB to cancel the application of the subject covenant effective June 30, 2020 (retrospectively) and for the remaining duration of the respective facility and expects to obtain approval within the third quarter of 2020.

At June 30, 2020, eight of the Company’s owned vessels, having a net carrying value of $191,519, were subject to first and second priority mortgages as collateral to their long-term debt facilities. In addition, the Company’s two bareboat chartered vessels, having a net carrying value of $60,189 at June 30, 2020, have been financed through other financial liabilities (i.e., sale and leaseback agreements).

The annual principal payments required to be made after June 30, 2020, without taking into consideration the classification of all long-term debt and other financial liabilities as current as discussed in Note 3 but taking into consideration the HCOB settlement agreement discussed in Note 3 and 15, are as follows:

Twelve month periods ending June 30,	Amount
2021	55,273
2022	16,309
2023	43,882
2024	23,299
Thereafter	38,855
Total	177,618